Prepayments and Other Assets - Summary of Prepayment and Other Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Current:
Service tax and other tax receivables	$ 1,117		$ 6,569
Deferred transition cost			571
Employee receivables	1,052		1,099
Advances to suppliers	2,073		2,877
Prepaid expenses	7,456		7,994
Restricted cash, held in escrow (Refer Note 5(d))	1,535		1,535
Other assets	3,550		4,202
Total	16,783	$ 26,367	24,847
Non-current:
Deposits	9,205		8,708
Income tax assets	9,916		12,595
Service tax and other tax receivables	22,246		11,410
Deferred transition cost			2,467
Restricted cash, held in escrow (Refer Note 5(d))			1,535
Other assets	2,872		5,673
Total	$ 44,239	$ 48,165	$ 42,388